Trade and Other Receivables - Schedule of Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Trade and Other Accounts Receivables [line items]
Less Allowance for expected credit losses	$ (12,430)	$ (13,180)	$ (13,256)
Total	323,660	230,130
Net current	288,157	226,015
Net non-current	35,503	4,115
Gross Carrying Amount [member]
Disclosure of Trade and Other Accounts Receivables [line items]
Trade	258,186	190,501
Employee advances	4,848	6,213
Other	73,056	46,596
Total	$ 336,090	$ 243,310